Concentration of Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 033
EBP, Risk and Uncertainty [Line Items]
EBP, Risk and Uncertainty
The Plan is concentrated in the following investments as of December 31, 2025 and 2024.

Investment	Description	December 31, 2025	December 31, 2024
MassMutual Stable Value Core	Guaranteed Interest Account	16%	22%
BlackRock LifePath Index 2030 Fund G	Collective Trust	12%	—%
BlackRock LifePath Index 2040 Fund G	Collective Trust	11%	—%
BlackRock LifePath Index 2030 Fund K	Mutual Fund	—%	11%